SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended
		Oct. 06, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Total		$ 20,000	$ 10,932	$ 1,547	$ 20,153	$ 4,254
Interest income			86		126
Revenues from sales of precision metal parts [member]
IfrsStatementLineItems [Line Items]
Total			1,356	1,335	3,714	3,668
Smart carts products [member]
IfrsStatementLineItems [Line Items]
Total			9,420		15,916
Smart carts services [member]
IfrsStatementLineItems [Line Items]
Total			156	212	523	586
Cust 2 mate platform [member]
IfrsStatementLineItems [Line Items]
Total	[1]		$ 9,576	$ 212	$ 16,439	$ 586

[1]	When consideration is received over a period exceeding 12 months, the Company adjusts the transaction price to reflect the time value of money. Revenue is recognized at the discounted present value, and the unwinding of the discount is recognized as interest income over the payment period. As of September 30, 2026, long-term trade receivables amounted to $12,283. Interest income for the three and nine months periods ended September 30, 2026 were $86 and $126, respectively.